CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss	$ (29,844)	$ (30,445)	$ (26,206)
Adjustments to the profit or loss items:
Depreciation	1,513	1,302	1,792
Amortization of intangible assets	1,067	932	935
Share-based compensation	1,186	2,609	4,097
Revaluation of convertible SAFE	114	0	0
Pre-funded warrants issuance expenses	0	0	211
Net financing expenses (income)	2,979	(884)	967
Decrease in accrued bank interest	7	11	64
Loss from derecognition of property, plant and equipment	0	121	0
Taxes on income	90	13	32
Adjustments to the profit or loss items	6,956	4,104	8,098
Changes in asset and liability items:
Increase in trade receivables	(67)	(59)	(150)
Decrease (increase) in other receivables	1,113	637	(1,300)
Increase in inventories	(474)	(92)	0
Increase in deferred taxes	(94)	0	0
Increase (decrease) in trade payables	(469)	625	(29)
Increase (decrease) in employees and payroll accruals	(675)	127	456
Increase (decrease) in other payables	48	290	(87)
Increase (decrease) in deferred revenues and other advances	(153)	128	(339)
Changes in asset and liability	(771)	1,656	(1,449)
Cash received (paid) during the year for:
Interest received	186	297	294
Interest paid	(165)	(315)	(238)
Taxes paid	(40)	(13)	(13)
Net cash used in operating activities	(23,678)	(24,716)	(19,514)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,171)	(847)	(682)
Proceeds from sale of marketable securities	12,356	4,395	2,097
Purchase of marketable securities	(911)	(23,114)	0
Withdrawal from (investment in) bank deposits, net	3,000	(1,000)	8,000
Net cash provided by (used in) investing activities	13,274	(20,566)	9,415
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance expenses	21	29,582	18,658
Proceeds from issuance of convertible SAFE	10,000	0	0
Proceeds from issuance of pre-funded warrants	0	0	1,989
Proceeds from advances for pre-funded warrants	0	0	9
Proceeds from exercise of options	7	484	59
Repayment of lease liability	(803)	(580)	(639)
Proceeds from government grants	149	824	320
Repayment of government grants	(31)	(34)	(22)
Net cash provided by financing activities	9,343	30,276	20,374
Exchange rate differences - cash and cash equivalent balances	(2,284)	1,102	1,206
Increase (decrease) in cash and cash equivalents	(3,345)	(13,904)	11,481
Cash and cash equivalents beginning of the year	32,325	46,229	34,748
Cash and cash equivalents end of the year	28,980	32,325	46,229
Significant non-cash activities
Acquisition of property, plant and equipment	74	32	57
Increase (decrease) of right-of-use asset recognized with corresponding lease liability	90	841	(41)
Exercise of options	0	0	57
Exercise of pre-funded warrants	$ 0	$ 4,365	$ 0